Fair Value Measurements and Marketable Securities Available-for-Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures And Available For Sale Securities [Abstract]
Fair Value Measurements and Marketable Securities Available for Sale
4.	Fair Value Measurements and Marketable Securities Available-for-Sale
The Company provides disclosure of financial assets and financial liabilities that are carried at fair value based on the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements may be classified based on the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities using the following three levels:
Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2 — Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.) and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).
Level 3 — Unobservable inputs that reflect the Company’s estimates of the assumptions that market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available, including its own data.

The following table presents information about the Company’s marketable securities as of March 31, 2021 and December 31, 2020 and the warrant liability as of March 31, 2021, measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. There have not been any transfers between the levels during the periods.

	March 31, 2021
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Marketable securities	$185,809	$—	$185,809	$—

Liabilities:
Warrants	$15,561	$—		$15,561

	December 31, 2020
	Total	Level 1	Level 2	Level 3
	(In thousands)
Marketable securities	$185,997	$—	$185,997	$—

Marketable securities consist of U.S. government and government agency and corporate bond securities. Based on the Company’s intentions regarding its marketable securities, all marketable securities are classified as available-for-sale
and are carried at fair value based on the price that would be received upon sale of the security. The following table provides the cost, aggregate fair value, and unrealized gains of marketable securities available-for-sale
as of March 31, 2021 and December 31, 2020:

	March 31, 2021
	Amortized Cost	Fair Value	Unrealized Gain
	(In thousands)
Marketable securities:
U.S. government and government agency securities	$91,357	$91,852	$495
Corporate bonds	93,471	93,957	486

	$184,828	$185,809	$981

	December 31, 2020
	Amortized Cost	Fair Value	Unrealized Gain
	(In thousands)
Marketable securities:
U.S. government and government agency securities	$97,495	$98,180	$685
Corporate bonds	86,945	87,817	872

	$184,440	$185,997	$1,557

Maturity information based on fair value is as follows as of March 31, 2021:

	Within one year	After one year through five years	Total
	(In thousands)
U.S. government and government agency securities	$30,895	$60,957	$91,852
Corporate bonds	23,118	70,839	93,957

	$54,013	$131,796	$185,809

Amortization and accretion of the original cost of the corporate bonds and U.S. government securities to their outstanding principal amounts is included in interest income on the consolidated statement of operations and comprehensive loss. Amortization, net of accretion, amounted to $0.6 million and $0.2 million for the three months ended March 31, 2021 and 2020, respectively.

3.	Fair Value Measurements and Marketable Securities Available-for-Sale
The Company provides disclosure of financial assets and financial liabilities that are carried at fair value based on the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements may be classified based on the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities using the following three levels:
Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2 — Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.) and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).
Level 3 — Unobservable inputs that reflect the Company’s estimates of the assumptions that market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available, including its own data.

The following table presents information about the Company’s marketable securities as of December 31, 2020 and 2019, measured at fair value on a recurring basis, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. There have not been any transfers between the levels during the periods.

	December 31, 2020
	Total	Level 1	Level 2	Level 3
	(In thousands)
Marketable securities	$185,997	$—	$185,997	$—

	December 31, 2019
	Total	Level 1	Level 2	Level 3
	(In thousands)
Marketable securities	$112,893	$—	$112,893	$—

Marketable securities consist of U.S. government debt and corporate bond securities. Based on the Company’s intentions regarding its marketable securities, all marketable securities are classified as available-for-sale
and are carried at fair value based on the price that would be received upon sale of the security. The following table provides the cost, aggregate fair value, and unrealized gains of marketable securities available-for-sale
as of December 31, 2020 and 2019:

	December 31, 2020
	Amortized Cost	Fair Value	Unrealized Gain
	(In thousands)
Marketable securities:
U.S. government securities	$97,495	$98,180	$685
Corporate bonds	86,945	87,817	872

	$184,440	$185,997	$1,557

	December 31, 2019
	Amortized Cost	Fair Value	Unrealized Gain
	(In thousands)
Marketable securities:
U.S. government securities	$63,875	$64,032	$157
Corporate bonds	48,597	48,861	264

	$112,472	$112,893	$421

Maturity information based on fair value is as follows as of December 31, 2020:

	Within one year	After one year through five years	Total
	(In thousands)
U.S. government securities	$23,881	$74,299	$98,180
Corporate bonds	17,788	70,029	87,817

	$41,669	$144,328	$185,997

Amortization and accretion of the original cost of the corporate bonds and U.S. government securities to their outstanding principal amounts is included in interest income on the consolidated statement of operations and comprehensive loss. Amortization, net of accretion, amounted to $0.9 million and $0.3 million for the years ended December 31, 2020 and 2019, respectively.